Lines Of Business	12 Months Ended
Dec. 31, 2011
Lines Of Business [Abstract]
Lines Of Business
(9)       Lines of Business

The Company groups its operations into two lines of business - Cement Business and Ready-Mixed Concrete Business.  The Company's business lines are separate business units that offer different products. The accounting policies for each line are the same as those described in the summary of significant accounting policies. Corporate assets include cash and cash equivalents, deferred income taxes, investments and other assets for 2011, 2010, and 2009.  Corporate assets also include refundable federal and state income taxes for 2011 and 2009.

Following is information for each line for the years ended December 31, 2011, 2010 and 2009:
		Ready-Mixed	Adjustments
	Cement	Concrete	and
	Business	Business	Eliminations	Consolidated
For the Year Ended December 31, 2011
Sales to unaffiliated customers	$46,801,814	$75,263,070	$-	$122,064,884
Intersegment sales	15,342,831	42,383	(15,385,214)	-
Total net sales	$62,144,645	$75,305,453	$(15,385,214)	$122,064,884
Income (loss) from operations	$1,502,909	$(4,478,723)		$(2,975,814)
Other income, net				4,768,122
Income before income taxes				$1,792,308
Identifiable assets at December 31, 2011	$84,843,017	$46,340,254		$131,183,271
Corporate assets				42,471,539
Total assets at December 31, 2011				$173,654,810

For the Year Ended December 31, 2010
Sales to unaffiliated customers	$49,436,170	$71,748,664	$-	$121,184,834
Intersegment sales	14,846,799	14,667	(14,861,466)	-
Total net sales	$64,282,969	$71,763,331	$(14,861,466)	$121,184,834
Income (loss) from operations	$6,147,514	$(6,005,382)		$142,132
Other loss, net				(218,210)
Loss before income taxes				$(76,078)
Identifiable assets at December 31, 2010	$89,992,392	$37,106,313		$127,098,705
Corporate assets				47,000,123
Total assets at December 31, 2010				$174,098,828
		Ready-Mixed	Adjustments
	Cement	Concrete	and
	Business	Business	Eliminations	Consolidated
For the Year Ended December 31, 2009
Sales to unaffiliated customers	$55,687,700	$76,506,842	$-	$132,194,542
Intersegment sales	12,478,688	-	(12,478,688)	-
Total net sales	$68,166,388	$76,506,842	$(12,478,688)	$132,194,542
Income (loss) from operations	$7,019,307	$(2,070,723)		$4,948,584
Other income, net				436,035
Income before income taxes				$5,384,619
Identifiable assets at December 31, 2009	$95,490,586	$39,995,968		$135,486,554
Corporate assets				41,511,123
Total assets at December 31, 2009				$176,997,677

Total sales by line of business before adjustments and eliminations include both sales to unaffiliated customers (as reported in the Company's consolidated statements of income, comprehensive income and stockholders' equity and noncontrolling interests) and intersegment sales.  Intersegment sales are accounted for by the same method as sales to unaffiliated customers.

Income from operations is total net sales less operating expenses.  In computing income from operations, none of the following items have been added or deducted:  general corporate income and expenses; interest expense; and income taxes.  Depreciation and depletion for the Cement Business and Ready-Mixed Concrete Business, respectively, was approximately:  $7,150,000 and $4,250,000 in 2011; $7,400,000 and $3,900,000 in 2010; and $7,600,000 and $4,500,000 in 2009. Capital expenditures for the Cement Business and Ready-Mixed Concrete Business, respectively, were:  $4,162,430 and $3,820,728 in 2011; $2,549,023 and $2,920,830 in 2010; and $6,911,591 and $3,445,124 in 2009. Identifiable assets by line of business are those assets that are used in the Company's operations in each industry.

During 2011, 2010, and 2009, there were no sales to any one customer in excess of 10% of consolidated net sales.